INVESTMENTS IN SUBSIDIARIES - Financial information of subsidiaries that have material NCIs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019	[1]
Investments in subsidiaries
Profit / (loss) attributable to material NCIs	$ 127	$ 33	[1]	$ 62
Kar-Tel
Investments in subsidiaries
Equity interest held by NCIs	25.00%	25.00%
Book values of material NCIs	$ 96	$ 97
Profit / (loss) attributable to material NCIs	$ 29	$ 26
Omnium Telecom Algérie S.p.A. (“OTA”)
Investments in subsidiaries
Equity interest held by NCIs	54.40%	54.40%
Book values of material NCIs	$ 732	$ 783
Profit / (loss) attributable to material NCIs	$ 29	$ 43

[1]	*Prior year comparatives for the years ended December 31, 2020 and 2019 are adjusted following the classification of Algeria as a discontinued operation (see Note 10)